Inventories, Net	6 Months Ended
Jun. 30, 2026
Inventories, Net [Abstract]
Inventories, net

(6) Inventories, net

Inventories, net consist of the following:

	As of December 31, 2025	As of June 30, 2026
	RMB	RMB
Finished goods	—	867,560
Total	—	867,560

For the six months ended June 30, 2025 and 2026, the Group recognized inventories write-down of nil and nil in cost of revenue, respectively.